Revenue, Receivables, and Concentration of Credit Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk as a Percentage of Revenues and Receivables
The following table provides the Company’s revenue concentration with respect to major payors as a percentage of the Company’s total revenues:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Payor A	24%	38%	26%	38%
Payor B	19%	20%	20%	20%
Payor C	20%	12%	17%	12%
Payor D	11%	*	10%	*

*	Less than 10% of total revenues.
The following table provides the Company’s concentration of credit risk with respect to major payors as a percentage of receivables, net:

	June 30, 2021	December 31, 2020
Payor A	18%	38%
Payor B	24%	27%
Payor C	13%	*
Payor D	14%	*

*	Less than 10% of total receivables.

The following table provides the Company’s revenue concentrations with respect to major payors as a percentage of the Company’s total revenues:

	Year Ended December 31,
	2020	2019	2018
Payor A	38%	44%	35%
Payor B	20%	19%	17%
Payor C	11%	14%	23%
Payor D	*	11%	17%

*	Less than 10% of total revenue.
The following table provides the Company’s concentrations of credit risk with respect to major payors as a percentage of receivables, net:

	December 31,
	2020	2019
Payor A	38%	31%
Payor B	27%	20%
Payor C	*	11%
Payor D	*	19%
*	Less than 10% of total receivables.